Convertible Preferred Stock and Stockholders' Deficit - Narrative (Details)				1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 09, 2025 USD ($) shares	Mar. 28, 2025 USD ($) $ / shares shares	Nov. 30, 2023 $ / shares shares	Nov. 30, 2023 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2026 vote $ / shares shares	Apr. 01, 2025 shares	Apr. 05, 2024 $ / shares	Mar. 26, 2024 $ / shares shares	Dec. 31, 2023 shares	Oct. 31, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares
Shareholder's Deficit [Line Items]
Common stock, shares authorized (in shares)						16,615,864	13,942,168	16,615,864	16,615,864		13,942,168			100
Common stock, par value (in dollars per share) | $ / shares			$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001			$ 0.00001		$ 1	$ 1
Common stock, shares issued (in shares)			10,000,000	10,000,000		10,233,183	10,000,000	10,233,183					100
Common stock, shares outstanding (in shares)			10,000,000	10,000,000		10,233,183	10,000,000	10,233,183					100
Common stock, shares authorized, increase (in shares)			2,702,703	2,702,703
Convertible Preferred Stock, shares authorized (in shares)						3,973,381	2,579,168	3,973,381	3,973,381		2,579,168
Issuance of preferred stock (in shares)							1,826,442
Proceeds from exercise of warrants | $						$ 2,332	$ 0
Number of votes | vote						1		1
Change in fair value of Simple Agreement for Future Equity liabilities | $						$ 0	316,145
Conversion of simple agreements for future equity to preferred stock | $							$ 1,558,143
Convertible Preferred Stock, shares outstanding (in shares)					2,991,852	3,973,369	2,579,168	3,973,369				0
Equity Classified Warrants
Shareholder's Deficit [Line Items]
Common shares for warrants to purchase (in shares)		233,183
Exercise price of warrants (in dollars per share) | $ / shares		$ 0.01
Proceeds from exercise of warrants | $	$ 2,332
Exercise of warrants (in shares)	233,183
Series B Preferred Stock
Shareholder's Deficit [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.00001
Issuance of preferred stock (in shares)		69,710			412,684
Proceeds from issuance of preferred stock | $		$ 1,000,000			$ 5,900,000
Preferred stock conversion price (in dollars per share) | $ / shares						$ 14.35		$ 14.35
Series A-1 Preferred Stock
Shareholder's Deficit [Line Items]
Preferred stock conversion price (in dollars per share) | $ / shares						1.65		1.65		$ 1.65
Series A-2 Preferred Stock
Shareholder's Deficit [Line Items]
Preferred stock conversion price (in dollars per share) | $ / shares						$ 3.3		$ 3.3		$ 3.3